Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (161.2)	$ (111.5)	$ 22.6
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	256.4	203.9	136.7
Realized and unrealized (gain) loss on derivative instruments	(3.4)	9.4	(12.6)
Deferred income taxes	6.1	(0.7)	(3.3)
Provision for doubtful accounts	19.2	18.9	11.6
Amortization of debt issuance costs	20.6	14.3	3.5
Other non-cash items	1.2	0.8	(0.8)
Loss on early extinguishment of debt	58.1	8.3
Soft call premium payment	(19.1)
Changes in operating assets and liabilities, excluding the impact of acquisitions:
Receivables and other operating assets	(11.3)	(26.8)	(13.7)
Payables and accruals	1.7	31.1	7.6
Net cash provided by operating activities	168.3	147.7	151.6
Cash flows from investing activities:
Capital expenditures	(221.9)	(158.2)	(150.8)
Acquisition of Knology, Inc., net of cash acquired (note 3)		(749.9)
Acquisition of Mid-Michigan Assets, net of cash acquired (note 3)		(55.0)
Change in deposit placed in escrow due to Mid-Michigan Assets acquisition (note 3)		5.8	(5.8)
Bluemile Asset acquisition (note 3)	(15.4)
Other investing activities	0.9	1.2
Net cash used in investing activities	(236.4)	(956.1)	(156.6)
Cash flows from financing activities:
Proceeds from issuance of debt	2,385.4	2,975.1
Proceeds from revolving credit facilities	105.0	68.0	29.0
Payments on debt and capital lease obligations	(2,419.0)	(2,274.2)	(22.2)
Payment of debt issuance costs	(2.3)	(158.0)
Member cash contributions, net (note 16)		194.1
Member cash distributions			(52.0)
Net cash provided by (used in) financing activities	69.1	805.0	(45.2)
Increase (decrease) in cash and cash equivalents	1.0	(3.4)	(50.2)
Cash and cash equivalents, beginning of period	15.9	19.3	69.5
Cash and cash equivalents, end of period	16.9	15.9	19.3
Supplemental disclosures of cash flow information:
Cash paid during the periods for interest	212.7	117.9	74.3
Cash paid during the periods for income taxes			1.1
Non-cash financing activities:
Changes in non-cash capital expenditure accruals	10.6	5.0	8.2
Assets acquired under capital lease obligations	$ 6.2	$ 2.5